Loss per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of weighted-average number of basic and diluted shares and anti-dilutive securities
The following table summarizes the calculation of the weighted average number of basic and diluted common shares:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	#	#	#	#
Weighted average number of basic Common Shares	33,022,813	32,811,687	33,015,045	32,796,468
Share options	845,038	—	—	—
DSUs	61,350	—	—	—
RSUs	89,919	—	—	—
Weighted average number of diluted Common Shares	34,019,120	32,811,687	33,015,045	32,796,468
The weighted average outstanding number and type of securities that could potentially dilute basic net income per share in the future but would have decreased the loss per share (anti-dilutive) for the periods in which the Company is in a net loss position are as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	#	#	#	#
Stock options	—	1,152,595	865,822	1,167,908
DSUs	—	49,190	60,868	47,037
RSUs	—	—	69,245	—
	—	1,201,785	995,935	1,214,945